CONSOLIDATED FINANCIAL STATEMENT DETAILS - Finance Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Interest expense, including accretion of debt and lease liabilities	$ 81.8	$ 50.5
Accretion on reclamation and remediation obligations	49.5	40.9
Finance expense	131.3	91.4
Interest capitalized on property, plant and equipment	10.1	88.2
Total interest paid, including interest capitalized	$ 85.0	$ 128.2